SHARE CAPITAL	12 Months Ended
Dec. 31, 2025
SHARE CAPITAL
SHARE CAPITAL

NOTE 12 – SHARE CAPITAL

Common shares authorized, issued and related contributed capital by controlling shareholders as of December 31, 2025, 2024 and 2023 were as follows:

In Thousands of US Dollars and shares
Description	2025	2024	2023
Authorized:
An unlimited number of common shares, at no par value
Issued, outstanding:
Number of common shares	102,040	94,540	93,540
Dollars	$173,883	$173,876	$173,816

The holders of common shares are entitled to receive dividends as declared, which is at the discretion of the Corporation and are entitled to one vote per share at the annual general meeting of the Corporation. The Corporation has never paid any dividends.

Common Stock

On November 14, 2024, the Board awarded 1,000,000 shares of restricted stock to Patrick Doody for his support of the Company.

During the year ended December 31, 2025, the Corporation issued 7,500,000 common shares to Dr. Paul Averback, President and Chief Executive Officer, in respect of compensation under the arrangement described in Note 14. Following this issuance, common shares issued and outstanding increased from 94,540,140 at December 31, 2024 to 102,040,140 at December 31, 2025.